Restructuring Costs, Net - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended
	Jun. 30, 2013	Sep. 30, 2013 Employees	Sep. 30, 2012	Sep. 30, 2013 Employees	Sep. 30, 2012
Restructuring Cost and Reserve [Line Items]
Severance costs		$ 600,000	$ 200,000	$ 2,000,000	$ 1,000,000
Lease termination and asset retirement obligation costs				100,000
Professional costs		200,000		200,000
Number of employees terminated due to restructuring plan		61		61
Assets impairment charge		500,000		500,000
Severance and retention costs		400,000		400,000
Other closing costs		100,000		100,000
Additional severance costs		100,000
Curtailment and settlement loss recognized				(300,000)	1,400,000
Deferred curtailment gain on pension plan	300,000
Software development cost			300,000		300,000
Asset impairment charge			200,000	760,000	2,205,000
Business realignment			1,000,000		1,000,000
Gain on sale of idle manufacturing facility					400,000
Land, Building and Equipment [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charge related to land, building and equipment					2,000,000
Additional impairment charge				300,000
Mexican Subsidiary of Champion [Member]
Restructuring Cost and Reserve [Line Items]
Deferred curtailment gain on pension plan				$ 300,000
Number of close and relocate excess foundry manufacturing capacity				1	1